Note 27 - Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
27.	EARNINGS (LOSS) PER SHARE

	For the year ended March 31, 2019		For the year ended March 31, 2018
BASIC EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders	$(100,299)		$515,221
Dividend to preferred shareholders - net of tax	8,959		8,364
Earnings (loss) from continuing operations available to shareholders - net	(109,258)		506,857
Basic weighted average shares outstanding	149,138,797		147,039,737
Basic earnings (loss) per share from continuing operations available to shareholders	$(0.73)		$3.45
Basic earnings (loss) per share available to shareholders	$(0.88)		$3.42

DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders	$(109,258)		506,857
Adjustment for dilutive impact of convertible debentures	-		22,407
Adjusted earnings (loss) from continuing operations available to shareholders	$(109,258)		$529,264
Basic weighted average shares outstanding	149,138,797		147,039,737
Dilutive effect of:
Restricted share and performance bonus grants	2,409,990	1	2,924,587
Deferred share grants	142,928	1	95,536
Convertible debentures	39,574,831	1	49,979,055
Shares outstanding on a diluted basis	191,266,546		200,038,915
Diluted earnings (loss) from continuing operations per share available to shareholders	$(0.73)		$2.65
Diluted earnings (loss) per share available to shareholders	$(0.88)		$2.62

1	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share.

The potentially dilutive instruments are the convertible features on the
6.5%
convertible bonds,
6.75%
$160M
conertible debentures and
6.75%
$100M
convertible debentures as well as the stock options and share grants.